Fiduciary activities and management funds - Summary of managed off-balance sheet financial assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 27,460,815	S/ 23,181,503
Investment funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	19,534,337	17,829,262
Mutual funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 7,926,478	S/ 5,352,241